Derivative Financial Instruments - Disclosure Details Of Gain And Loss Realised And Unrealised Due To Change In Fair Value Of Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gold Collars [Member]
Statements [Line Items]
Realized loss on settlement of gold contracts	$ 35,223
Unrealized loss on revaluation of gold contracts outstanding	12,868
Gains And Losses On Change In Fair Value Of Derivatives Realised And Unrealised	48,091
Foreign Exchange Contracts [Member]
Statements [Line Items]
Realized loss on settlement of gold contracts	584	1,197
Unrealized loss on revaluation of gold contracts outstanding	14,147	(1,640)
Gains And Losses On Change In Fair Value Of Derivatives Realised And Unrealised	$ 14,731	$ (443)